Property, Plant And Equipment (Schedule of Depreciation Rates) (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Pipeline and Other Transmission Assets | Minimum
Property, Plant and Equipment [Line Items]
Public Utilities, Property, Plant and Equipment, Disclosure of Composite Depreciation Rate for Plants in Service	1.00%	1.00%
Pipeline and Other Transmission Assets | Maximum
Property, Plant and Equipment [Line Items]
Public Utilities, Property, Plant and Equipment, Disclosure of Composite Depreciation Rate for Plants in Service	2.50%	2.50%
Storage Facilities | Minimum
Property, Plant and Equipment [Line Items]
Public Utilities, Property, Plant and Equipment, Disclosure of Composite Depreciation Rate for Plants in Service	2.19%	2.19%
Storage Facilities | Maximum
Property, Plant and Equipment [Line Items]
Public Utilities, Property, Plant and Equipment, Disclosure of Composite Depreciation Rate for Plants in Service	3.00%	3.30%
Gathering and Processing Facilities | Minimum
Property, Plant and Equipment [Line Items]
Public Utilities, Property, Plant and Equipment, Disclosure of Composite Depreciation Rate for Plants in Service	1.67%	1.67%
Gathering and Processing Facilities | Maximum
Property, Plant and Equipment [Line Items]
Public Utilities, Property, Plant and Equipment, Disclosure of Composite Depreciation Rate for Plants in Service	2.50%	2.50%
General Plant, Software, and Other Assets | Minimum
Property, Plant and Equipment [Line Items]
Public Utilities, Property, Plant and Equipment, Disclosure of Composite Depreciation Rate for Plants in Service	1.00%	1.00%
General Plant, Software, and Other Assets | Maximum
Property, Plant and Equipment [Line Items]
Public Utilities, Property, Plant and Equipment, Disclosure of Composite Depreciation Rate for Plants in Service	21.00%	10.00%
Predecessor | Pipeline and Other Transmission Assets | Minimum
Property, Plant and Equipment [Line Items]
Public Utilities, Property, Plant and Equipment, Disclosure of Composite Depreciation Rate for Plants in Service			1.00%
Predecessor | Pipeline and Other Transmission Assets | Maximum
Property, Plant and Equipment [Line Items]
Public Utilities, Property, Plant and Equipment, Disclosure of Composite Depreciation Rate for Plants in Service			2.50%
Predecessor | Storage Facilities | Minimum
Property, Plant and Equipment [Line Items]
Public Utilities, Property, Plant and Equipment, Disclosure of Composite Depreciation Rate for Plants in Service			2.19%
Predecessor | Storage Facilities | Maximum
Property, Plant and Equipment [Line Items]
Public Utilities, Property, Plant and Equipment, Disclosure of Composite Depreciation Rate for Plants in Service			3.50%
Predecessor | Gathering and Processing Facilities | Minimum
Property, Plant and Equipment [Line Items]
Public Utilities, Property, Plant and Equipment, Disclosure of Composite Depreciation Rate for Plants in Service			1.67%
Predecessor | Gathering and Processing Facilities | Maximum
Property, Plant and Equipment [Line Items]
Public Utilities, Property, Plant and Equipment, Disclosure of Composite Depreciation Rate for Plants in Service			2.50%
Predecessor | General Plant, Software, and Other Assets | Minimum
Property, Plant and Equipment [Line Items]
Public Utilities, Property, Plant and Equipment, Disclosure of Composite Depreciation Rate for Plants in Service			1.00%
Predecessor | General Plant, Software, and Other Assets | Maximum
Property, Plant and Equipment [Line Items]
Public Utilities, Property, Plant and Equipment, Disclosure of Composite Depreciation Rate for Plants in Service			10.00%